CONSOLIDATED STATEMENT CASH FLOWS (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income	$ 335.7	$ 240.6	$ 20.4
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization and depreciation	323.6	346.5	373.5
Income taxes	(32.9)	(16.1)	44.2
Insurance liabilities	346.4	437.6	421.4
Accrual and amortization of investment income	64.5	(62.0)	(125.4)
Deferral of policy acquisition costs	(216.7)	(225.2)	(217.1)
Net realized investment (gains) losses	(61.8)	(30.2)	60.5
Loss on extinguishment or modification of debt	3.4	6.8	22.2
Other	12.6	36.0	12.0
Net cash provided by operating activities	774.8	734.0	611.7
Other Noncash Investing and Financing Items [Abstract]
Stock option and restricted stock plans	5.2	11.4	9.1
Change in securities lending collateral	0	103.7	223.1
Change in securities lending payable	$ 0	$ (103.7)	$ (223.1)